Net Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share

Note 10. Net Loss Per Share

We compute net loss per share of common stock in conformity with the two-class method required for participating securities. We consider all series of the redeemable convertible preferred stock to be participating securities as the holders of the preferred stock are entitled to receive a non-cumulative dividend on a pari passu basis in the event that a dividend is paid on common stock. We also consider shares of common stock issued upon the early exercise of stock awards subject to repurchase to be participating securities, because holders of such shares have non-forfeitable dividend rights in the event a dividend is paid on common stock. The holders of all series of the redeemable convertible preferred stock and the holders of shares of common stock acquired upon early exercise of stock options do not have a contractual obligation to share in our losses. As such, our net losses for the years ended December 31, 2014, 2013 and 2012 were not allocated to these participating securities. Upon the closing of the IPO in May 2014, all shares of our then-outstanding redeemable convertible preferred stock automatically converted into our common stock.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including common stock issuable upon conversion of the redeemable convertible preferred stock, outstanding share-based awards, and outstanding warrant, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share for the periods presented (in thousands, except per share data):

	Year Ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B
Net loss	$(12,104)	$(12,261)	$(10,290)	$(12,281)	$(67,415)
Less: Accretion of redeemable convertible preferred stock	(25)	(25)	(22)	(27)	(18)
Less: Deemed dividend to investors in relation to the tender offer	(4,136)	(4,190)	—	—	—

Net loss attributable to common stockholders	$(16,265)	$(16,476)	$(10,312)	$(12,308)	$(67,433)

Basic shares:
Weighted-average common shares outstanding	9,881	12,153	9,881	12,964	54,383
Less: Weighted-average common shares subject to repurchase	(130)	(2,275)	—	(1,171)	(812)

Weighted-average common shares used to compute basic net loss per share	9,751	9,878	9,881	11,793	53,571

Diluted shares:
Weighted-average common shares used to compute diluted net loss per share	9,751	9,878	9,881	11,793	53,571

Net loss per share attributable to common stockholders:
Basic and diluted	$(1.67)	$(1.67)	$(1.04)	$(1.04)	$(1.26)

The anti-dilutive securities excluded from the shares used to calculate the diluted net loss per common stock are as follows (in thousands):

	As of December 31,
	2012	2013	2014
Redeemable convertible preferred stock	34,323	34,323	—
Shares subject to outstanding common stock options	7,781	10,134	12,043
Shares subject to common stock warrants	125	125	—
Restricted stock units	—	811	3,064

	42,229	45,393	15,107